Retail Class Prospectus | RS Strategic Income Fund
RS Strategic Income Fund
Investment Objectives
To seek high current income
with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 120 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 38 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class Prospectus RS Strategic Income Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class Prospectus RS Strategic Income Fund		Class A	Class C	Class K
Management Fees		0.60%	0.60%	0.60%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.33%	0.41%	0.40%
Total Annual Fund Operating Expenses	[1]	1.18%	2.01%	1.65%
Fee Waiver/Expense Reimbursement	[1]	(0.43%)	(0.43%)	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.75%	1.58%	1.22%
[1]	An expense limitation with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 0.75% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2013, and cannot be terminated by RS Investments prior to that date.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example - Retail Class Prospectus RS Strategic Income Fund (USD $)	Class A	Class C	Class K
1 Year	449	261	124
3 Years	695	589	478
5 Years	960	1,043	857
10 Years	1,716	2,303	1,918

Assuming No Redemption
Expense Example, No Redemption - Retail Class Prospectus RS Strategic Income Fund (USD $)	Class A	Class C	Class K
1 Year	449	161	124
3 Years	695	589	478
5 Years	960	1,043	857
10 Years	1,716	2,303	1,918

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund may invest in fixed-income obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment-grade bonds; and cash instruments. The Fund’s investment team allocates the Fund’s investments among these (and other) types of obligations based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation.

The Fund’s investment team selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity; and the degree of risk associated with a specific investment relative to the potential for favorable investment returns and to other investments.

The Fund’s investment team may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that have declined in value.

The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by the Fund’s investment team to be of comparable quality, sometimes referred to as “high yield” or “junk” bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in emerging markets debt. There is no limit on the amount of the Fund’s assets that may be invested in obligations of issuers in any country or group of countries.

The Fund may invest in any type of debt instrument, including, for example, domestic or foreign corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities, and mortgage-backed securities. The Fund may invest in “tax credit bonds” (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

The Fund also may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as index futures contracts, treasury futures contracts, Eurodollar futures contracts, interest rate swaps, credit default swaps, loan credit default swaps, currency options and forwards, currency futures, currency swaps, and forward transactions for purposes such as, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; for taking a net short position in certain investments or markets; for providing liquidity in the Fund; for equitizing cash; for minimizing transaction costs; for replicating certain investments; and for asset and sector allocation. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund’s investment portfolio.
Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer’s credit quality.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Municipal Obligations Risk

Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Best Quarter Third Quarter 2010 4.12% Worst Quarter Third Quarter 2011 -0.63%
Average Annual Total Returns (periods ended 12/31/11)
Average Annual Total Returns - Retail Class Prospectus RS Strategic Income Fund	1 Year	Since Inception	Inception Date
Class A	1.71%	5.24%	Dec. 31, 2009
Class C	3.94%	6.90%	Dec. 31, 2009
Class K	5.31%	7.11%	Dec. 31, 2009
Return After Taxes on Distributions Class A	(0.18%)	3.32%	Dec. 31, 2009
Return After Taxes on Distributions and Sale of Fund Shares Class A	1.16%	3.36%	Dec. 31, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	7.19%	Dec. 31, 2009

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.